Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY
9 – STOCKHOLDERS' EQUITY

Share Based Compensation

The Company is in the process of establishing a non-qualified stock option plan in advance of the actual establishment of the plan the Company has granted a total of six hundred thirty six thousand (636,000) stock options to several directors and officers. The grant date is that which an employer and its employee reach a mutual understanding of the key terms and conditions of a share-based payment arrangement. This is the date on which the employer becomes contingently obligated to issue equity instruments or transfer assets to the employee who renders the requisite service. The Company is obligated for these grants as adoption of a stock option plan and board approval is considered a mere formality.

Stock Options

During the three months ended September 30, 2013, the Company recorded pre-tax compensation expense of $24,935 related to the Company’s stock option shares. As of September 30, 2013, there was approximately $62,313 of unrecognized compensation expense related to stock options, which will be recognized over the weighted-average remaining requisite service period of 1.7 years. There were no exercises of stock options for the three months ended September 30, 2013.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The 636,000 options were valued at $87,249. The weighted-average estimated value of stock options granted during the three months ended September 30, 2013 was $0.42 per share, using the following weighted-average assumptions:

2013
Dividend yield (1)	0.0%
Expected volatility (2)	118%
5 Year Bond interest rate (3)	1.20%
Expected life (4)	1.5

(1) Represents cash dividends paid as a percentage of the share price on the date of grant.
(2) Based on historical volatility of the Company’s common stock over the expected life of the options.
(3) Represents the U.S. Treasury STRIP rates over maturity periods matching the expected term of the options at the time of grant.
(4) The period of time that options granted are expected to be outstanding based upon historical evidence.

The following table summarizes stock option activity for the three months ended September 30, 2013:

Options	Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value ($000)
Outstanding at January 1, 2013	-	-
Granted	636,000	-	1.7 yrs.
Exercised	-	-
Forfeited or expired	-	-
Outstanding at September 30, 2013	636,000	$0.4225	1.7 yrs.	-
Exercisable at September 30, 2013	-	-	-	-

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between the Company’s closing stock price on the last trading day of the third quarter of 2013 and the exercise price, multiplied by the number of in-the-money options).

Non-Vested Equity Shares

The Company calculates compensation cost for restricted stock grants to employees and non-employee directors by using the fair market value of its Common Stock at the date of grant and the number of shares issued. This compensation cost is amortized over the applicable vesting period. During the three months ended September 30, 2013, the Company recorded pre-tax compensation expense of $24,935, related to the Company’s non-vested equity shares. As of September 30, 2013, there was approximately $62,313 of unrecognized compensation expense related to stock options, which will be recognized over the weighted-average remaining requisite service period of 1.7 years.

The following table details the status and changes in non-vested equity shares for the three months ended September 30, 2013:

	Shares	Weighted-Average Grant Date Fair Value
Non-vested equity shares, January 1, 2013	-	-
Granted	636,000	-
Vested	-	-
Forfeited	-	-
Non-vested equity shares, September 30, 2013	636,000	-

Common Stock

On January 15, 2013, the Company raised $13,000 through the issuance of 46,429 shares of common stock at a price per share of $0.28 per share.

On January 31, 2013, the Company issued 50,266 shares of common stock as compensation to an employee for services rendered through March 31, 2013. The shares were valued at $0.49 per share based on the quoted trading price per share or $24,630 which was expensed.

In February 2013, the Company issued 5,575,000 shares of common stock in connection with a financing transaction as more fully described in note 6.

In March 2013, the Company entered into a one-year agreement with a consultant for 230,000 vested shares and cash consideration.  The shares were valued on the agreement date which was the measurement date at $0.35, based on the quoted trading price and the $80,500 is being expensed over the term of the contract.  The shares were issued on April 4, 2013 to the consultant. During the three months ending June 30, 2013, the company expensed an additional $20,125 and recorded $57,021 as prepaid expense in connection with this transaction.

On April 1, 2013, the Company issued 54,847 shares of common stock as compensation to two employees for services rendered through March 31, 2013. The shares were valued at $0.40 per share based on recent cash sales by the Company or $21,939 which was expensed.

On May 19, 2013, the Company raised $250,000 through the issuance of 625,000 shares of common stock at a price per share of $0.40 per share.

On May 24, 2013 and June 21, 2013, the Company raised $50,000 and $300,000 through the issuance of 125,000 and 750,000 shares of common stock at a price of $0.40 per share.

On June 27, 2013, the Company entered into a financial advisor and agent placement agreement whereby the Company had the option to pay in cash or issue 100,000 shares of common stock. The shares were valued on the agreement date which was the measurement date at $0.51 per share based on the quoted trading price and the $51,000 is being expensed over the term of the contract. The Company issued the shares in September 2013.

On July 8, 2013 and August 7, 2013 pursuant to private placements, the Company issued 1,000,000 shares of common stock  in exchange for cash of $400,000 with a per share price of $0.40.

On August 21, 2013, August 27, and August 30, 2013, the Company raised $25,000, $100,000 and $100,000 through the issuance of 100,000, 400,000, and 400,000 shares of common stock at a price of $0.25 per share.

On August 22, 2013 and August 28, 2013, the Company converted $402,083 in unsecured investor promissory notes for five (5) individuals into one million six hundred eight thousand three hundred and thirty three (1,608,333) common shares at a conversion price of $0.25 per share. The shares were valued at $514,666 based on the quoted trading price of $0.32 and accordingly, the company recorded a loss on conversion of $112,583.

In September, 2013, the Company issued 95,052 shares of common stock as compensation to three (3) employees for services rendered through June 30, 2013. The shares were valued at $0.48 per share based on the quoted trading price per share or $45,625 which was expensed.

On September 6, 2013, the Company entered into a three year agreement with a company to provide consulting and recruiting services. Upon execution of the agreement, the Company issued 50,000 shares of common stock valued at $0.30 per share based on the quoted trading price, in consideration of their services to be rendered for the first year of the agreement. The $15,000 is being expensed over 12 months.

On September 9, 2013, the Company entered into a one year Material Consulting Agreement with Mr. Michael Ciprianni to provide certain consulting services related to the Company’s business in exchange for four million one hundred twenty five thousand (4,125,000) shares of common stock in consideration of the services to be rendered. The shares were valued on the agreement date which was the measurement date at $0.28 per share based on the quoted trading price and the $1,155,000 is being expensed over the term of the contract.

On September 30, 2013, the Company issued 187,500 shares of common stock as compensation to two (2) employees for services rendered through September 30, 2013. The shares were valued at $0.23 per share based on the quoted trading price per share or $43,125 which was expensed.

12 – STOCKHOLDERS' EQUITY (DEFICIT)

Recapitalization and Deemed Common Stock Issuance

On February 10, 2012, HRAA entered into a Merger agreement with Health Revenue Assurance Holdings, Inc. "HRAH" (a Nevada incorporated publicly-held company) and its subsidiary Health Revenue Acquisition Corporation (Acquisition Subsidiary) which was treated for accounting purposes as a reverse recapitalization with HRAA considered the accounting acquirer since the shareholders of HRAA obtained voting and management control of HRAH.   Each share of HRAA's common stock was exchanged for the right to receive approximately 1,271 shares of HRAH’s common stock. Before their entry into the Merger Agreement, no material relationship existed between HRAH or Acquisition Sub and HRAA.  As part of the recapitalization, the Company is deemed to have issued 13,499,226 shares of common stock which represents the common shares outstanding in HRAH just prior to the merger.  There were no recorded assets or liabilities in HRAH just prior to the merger.  All share and per share amounts for all periods presented have been retroactively adjusted to reflect the recapitalization.

Forward Stock Split

On April 13, 2012, the Company’s Board of Directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional shares were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split.

Common Stock

2011:

The Company hired a Chief Marketing Officer and granted 3,299,815 unrestricted shares of Common Stock for his future services. Accordingly, the Company treated the issuance of the shares to its Chief Marketing Officer as Stock Compensation.  At the time of the transaction the Company valued the stock based on current knowledge of the board and during the third quarter of 2011, the board estimated the fair value at approximately $256,000.  Subsequently the Company was able to raise capital at a higher valuation.   As a result of the Private Placement completed in February 2012, and since the grant of stock was within six months of this transaction the Board determined to revalue the stock at the price per share of the private placement and record additional compensation during the fourth quarter of 2011 of approximately $563,000 for total compensation of approximately $819,000.

2012:

On February 10, 2012, upon closing of the reverse merger, a $250,000 convertible bridge loan was automatically converted into an aggregate of 1,343,749 shares of common stock at the contractual conversion price of $0.19 per share.

On February 10, 2012, concurrently with the closing of the reverse merger, the Company sold 1,410,874 shares of the Company’s common stock for gross proceeds of $350,000 at a purchase price of $0.25 per share in a private placement offering.

On February 10, 2012 concurrently with the closing of the reverse merger, convertible promissory notes totaling $313,908 obtained on February 2, 2012 were converted into 1,265,381 shares of common stock or $0.25 per share based on the contractual conversion rate.

In April 2012, the Company sold 1,394,909 common shares for approximately $349,000 or $0.25 per share.

In May 2012, the Company recorded $300,000 to additional paid-in capital for the beneficial conversion value of convertible debt (see Note 10).

In July 2012, pursuant to a settlement agreement (see Note 11), the Company agreed to pay $232,500 and 3,299,802 common shares were returned to the Company.  The Company charged equity for the $232,500 in accordance with the settlement provisions of ASC 718 “Stock Compensation”.

In July 2012, in connection with the settlement agreement discussed in Note 11, upon return of the 3,299,802 shares to the transfer agent, the shares were simultaneously reissued to delegees of the CEO, however, such shares were unvested and subsequently cancelled as a null and void issuance.

On July 15, 2012, the holders of the five convertible notes issued by the Company in May 2012 exercised their rights under the agreement and converted $300,000 into 3,000,000 shares of common stock at the contractual conversion rate of $0.10 per share.

In August 2012, the company raised approximately $22,000 with the sale of 77,743 shares of common stock at $0.28 per share.

During the period from October 2012 through December 2012, the Company sold 1,468,786 common shares for $335,600 at prices per share between $0.20 and $0.28.

In December 2012, the Company issued 2,375,000 shares of common stock in connection with a financing transaction as more fully described in note 7.

During 2012, the company incurred approximately $326,000 in offering costs that were charged to additional paid-in capital.